Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	December 31,
	2018	2017

Cash held in banks	$1,029	$498
Bank deposits in U.S.$ (annual average interest rates 1.81% and 1.37%)	8,707	8,507
	$9,736	$9,005